Trade Accounts Receivables and Other Current Assets	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Trade Accounts Receivables and Other Current Assets

12) Trade Accounts Receivables and Other Current Assets

(a) Trade Accounts Receivables

Trade accounts receivable are presented net of provisions for doubtful accounts. As of December 31, 2016 and 2015, there was no provision for doubtful accounts.

(b) Other Current Assets

Other current assets consist of the following:

	Year Ended December 31,
(U.S. Dollars in thousands)	2016	2015
Refund of value added tax	653	596
Prepaid expenses	1,109	707
Other receivable	327	497

Total other current assets	$2,089	$1,800